UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rigel Capital, LLC
Address: 3930 Two Union Square

         Seattle, WA  98101

13F File Number:  28-10936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lynn Rowley
Title:     Vice President Operations
Phone:     206-467-0070

Signature, Place, and Date of Signing:

     Lynn Rowley     Seattle, WA     October 26, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $72,482 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     1345    19780 SH       SOLE                    19780
AMGEN INC                      COM              031162100     1304    23000 SH       SOLE                    23000
APACHE CORP                    COM              037411105     2302    45938 SH       SOLE                    45938
AVON PRODS INC                 COM              054303102      937    21450 SH       SOLE                    21450
BALL CORP                      COM              058498106      781    20870 SH       SOLE                    20870
BIOMET INC                     COM              090613100     1923    41010 SH       SOLE                    41010
BJ SVCS CO                     COM              055482103     1769    33760 SH       SOLE                    33760
COACH INC                      COM              189754104      924    21790 SH       SOLE                    21790
CONOCOPHILLIPS                 COM              20825C104      947     1143 SH       SOLE                    11430
COVENTRY HEALTH CARE INC       COM              222862104     1192    22335 SH       SOLE                    22335
DANAHER CORP DEL               COM              235851102     1015    19800 SH       SOLE                    19800
DELL INC                       COM              24702R101     1949    54750 SH       SOLE                    54750
DORAL FINL CORP                COM              25811P100     1063    25625 SH       SOLE                    25625
EBAY INC                       COM              278642103     1945    21150 SH       SOLE                    21150
FASTENAL CO                    COM              311900104      955    16580 SH       SOLE                    16580
FEDEX CORP                     COM              31428X106     1028    11995 SH       SOLE                    11995
FIDELITY NATL FINL INC         COM              316326107      544    14274 SH       SOLE                    14274
FIRST DATA CORP                COM              319963104     1087    24990 SH       SOLE                    24990
GENERAL ELEC CO                COM              369604103     2538    75580 SH       SOLE                    75580
GILLETTE CO                    COM              375766102     1426    34160 SH       SOLE                    34160
GOLDEN WEST FINL CORP DEL      COM              381317106     1618    14580 SH       SOLE                    14580
HARLEY DAVIDSON INC            COM              412822108     2209    37160 SH       SOLE                    37160
HARMAN INTL INDS INC           COM              413086109      616     5720 SH       SOLE                     5720
JOHNSON & JOHNSON              COM              478160104     3687    65460 SH       SOLE                    65460
KELLOGG CO                     COM              487836108     1310    30700 SH       SOLE                    30700
KIMBERLY CLARK CORP            COM              494368103      373     5770 SH       SOLE                     5770
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1127    16820 SH       SOLE                    16820
LOWES COS INC                  COM              548661107      861    15840 SH       SOLE                    15840
MASCO CORP                     COM              574599106      389    11280 SH       SOLE                    11280
MBNA CORP                      COM              55262L100      518    20550 SH       SOLE                    20550
MCDONALDS CORP                 COM              580135101     1030    36730 SH       SOLE                    36730
METLIFE INC                    COM              59156R108     1491    38580 SH       SOLE                    38580
MICROSOFT CORP                 COM              594918104     2511    90820 SH       SOLE                    90820
MOODYS CORP                    COM              615369105     1245    17000 SH       SOLE                    17000
MOTOROLA INC                   COM              620076109      499    27640 SH       SOLE                    27640
MURPHY OIL CORP                COM              626717102      694     8000 SH       SOLE                     8000
OCCIDENTAL PETE CORP DEL       COM              674599105     1043    18645 SH       SOLE                    18645
PACCAR INC                     COM              693718108      711    10280 SH       SOLE                    10280
PEPSICO INC                    COM              713448108      394     8095 SH       SOLE                     8095
PFIZER INC                     COM              717081103     1162    37970 SH       SOLE                    37970
PRAXAIR INC                    COM              74005P104     1455    34040 SH       SOLE                    34040
PROCTER & GAMBLE CO            COM              742718109     2434    44970 SH       SOLE                    44970
QUALCOMM INC                   COM              747525103     2883    73840 SH       SOLE                    73840
QUEST DIAGNOSTICS INC          COM              74834L100      933    10580 SH       SOLE                    10580
STAPLES INC                    COM              855030102     1108    37160 SH       SOLE                    37160
STARBUCKS CORP                 COM              855244109     1091    23990 SH       SOLE                    23990
STRYKER CORP                   COM              863667101      744    15470 SH       SOLE                    15470
SYMANTEC CORP                  COM              871503108     1398    25465 SH       SOLE                    25465
UNITEDHEALTH GROUP INC         COM              91324P102     3704    50230 SH       SOLE                    50230
WALGREEN CO                    COM              931422109     2462    68700 SH       SOLE                    68700
WELLPOINT HEALTH NETWORK NEW   COM              94973H108      487     4635 SH       SOLE                     4635
XTO ENERGY INC                 COM              98385X106     1052    32400 SH       SOLE                    32400
YAHOO INC                      COM              984332106     1784    52610 SH       SOLE                    52610
ZIMMER HLDGS INC               COM              98956P102      485     6130 SH       SOLE                     6130